PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Expected pension benefit payments
2013	$ 6,893
2014	7,295
2015	7,730
2016	8,028
2017	8,487
2018-2022	49,988
Defined Benefit Pension Plans
Changes in the fair value of plan assets categorized as Level 3
Fair value of plan assets at the beginning of the year	144,319	143,696	132,408		128,989
Realized and unrealized gains, net	24,769	1,501	13,614	3,200
Fair value of plan assets at the end of the year	169,323	144,319	143,696	132,408	128,989
Defined Benefit Pension Plans | Level 3
Changes in the fair value of plan assets categorized as Level 3
Fair value of plan assets at the beginning of the year	5,412	4,071	3,325		7,881
Realized and unrealized gains, net	381	633	47	(3,121)
Purchase, sales and settlements, net	390	708	699	(1,435)
Fair value of plan assets at the end of the year	$ 6,183	$ 5,412	$ 4,071	$ 3,325	$ 7,881